Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Defense and Aerospace Portfolio
November 30, 2024
DEF-NPRT3-0125
1.810679.120
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 1.0%
Industrials - 1.0%
Aerospace & Defense - 1.0%
Bombardier Inc Class B (a)	259,200	17,913,783
FRANCE - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Thales SA	77,300	11,558,679
GERMANY - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	48,300	16,445,418
UNITED KINGDOM - 2.3%
Industrials - 2.3%
Aerospace & Defense - 2.3%
BAE Systems PLC	483,100	7,550,792
Rolls-Royce Holdings PLC (a)	4,916,400	34,972,575

TOTAL UNITED KINGDOM		42,523,367
UNITED STATES - 94.6%
Industrials - 93.6%
Aerospace & Defense - 92.9%
Axon Enterprise Inc (a)	140,500	90,897,880
Boeing Co (a)	1,192,300	185,331,112
BWX Technologies Inc	227,300	29,742,205
Curtiss-Wright Corp	120,700	45,097,141
GE Aerospace	1,845,400	336,158,064
General Dynamics Corp	316,700	89,945,967
HEICO Corp Class A	351,200	74,148,856
Howmet Aerospace Inc	822,300	97,343,874
Huntington Ingalls Industries Inc	192,400	38,079,808
Kratos Defense & Security Solutions Inc (a)	1,171,578	31,738,048
L3Harris Technologies Inc	146,800	36,149,500
Leonardo DRS Inc (a)	368,500	12,812,745
Loar Holdings Inc (b)	1,600	147,328
Lockheed Martin Corp	233,200	123,458,412
Mercury Systems Inc (a)	125,300	5,153,589
Northrop Grumman Corp	147,500	72,223,375
Rocket Lab USA Inc Class A (a)	1,041,900	28,423,032
RTX Corp	1,319,100	160,705,953
Spirit AeroSystems Holdings Inc Class A (a)(b)	1,482,400	47,970,464
Standardaero Inc (b)	109,000	3,123,940
Textron Inc	400,400	34,286,252
TransDigm Group Inc	66,200	82,946,614
Triumph Group Inc (a)(b)	1,446,500	27,845,125
Woodward Inc	199,300	35,937,776
		1,689,667,060
Professional Services - 0.2%
Leidos Holdings Inc	18,500	3,059,900
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	52,300	8,829,286
Materials - 1.0%
Metals & Mining - 1.0%
ATI Inc (a)	312,200	18,785,074
TOTAL UNITED STATES		1,720,341,320
TOTAL COMMON STOCKS (Cost $1,070,027,616)		1,808,782,567

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	11,305,844	11,308,105
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	7,909,959	7,910,750
TOTAL MONEY MARKET FUNDS (Cost $19,218,854)			19,218,855

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,089,246,470)	1,828,001,422
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(7,401,024)
NET ASSETS - 100.0%	1,820,600,398

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	12,049,482	145,763,819	146,505,352	315,709	156	-	11,308,105	0.0%
Fidelity Securities Lending Cash Central Fund	70,347,171	99,298,340	161,734,761	7,218	-	-	7,910,750	0.0%
Total	82,396,653	245,062,159	308,240,113	322,927	156	-	19,218,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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